AETOS CAPITAL
                   Monthly Performance Update
                         June 2004
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Aetos Capital provides absolute return portfolio construction and management services to institutional and private investors. Aetos Capital offers customizable portfolios of absolute return investments through allocations to four strategy-specific, SEC-registered commingled funds.


-------------------------------------            1Q-    Apr-    May-  Jun-
Aetos Capital Model Portfolios1        2003      04     04      04     04   2004
-------------------------------------  ----     ----    ----    ----  ----  ----
Aetos Capital Conservative Investment
  Portfolio                            9.49%  1.76%  -0.56%  -0.19% 0.23%  1.23%
-------------------------------------  -----  -----  ------  ------ -----  -----
-------------------------------------  -----  -----  ------  ------ -----  -----
Aetos Capital Balanced Investment
  Portfolio                           10.06%  2.01%  -0.69%  -0.18% 0.27%  1.41%
------------------------------------- ------  -----  ------  ------ -----  -----
------------------------------------- ------  -----  ------  ------ -----  -----
Aetos Capital Growth Investment
  Portfolio                           10.42%  2.40%  -0.92%  -0.15% 0.37%  1.68%
------------------------------------- ------  -----  ------  ------ -----  -----



Conservative Portfolio                          Balanced Portfolio
Target Asset Allocation                         Target Asset Allocation

Pictured here is a pie chart with               Pictured here is a pie chart
the following sections:                         with the following sections:
Distressed Investments 0%                       Distressed Investments 5%
Long/Short 20%                                  Market Neutral 15%
Market Neutral 20%                              Long/Short 35%
Multi-Strategy Arbitrage 60%                    Multi-Strategy Arbitrage 45%

Growth Portfolio
Target Asset Allocation

Pictured here is a pie chart with
the following sections:
Market Neutral 10%
Distressed Investments 15%
Multi-Strategy Arbitrage 20%
Long/Short 55%

------------------------------------             1Q-   Apr-  May-  Jun-
Aetos Capital SEC-Registered Funds2     2003     04     04   04    04     2004
------------------------------------    ----    ----   ----  ----  ----   ----
------------------------------------    ----    ----   ----  ----  ----   ----
Aetos Capital Multi-Strategy Arbitrage
  Fund, LLC                             12.16%  1.60%  0.32% -0.06% 0.19% 2.05%
------------------------------------    ------  -----  ----- -----  ----- -----
------------------------------------    ------  -----  ----- -----  ----- -----
Aetos Capital Distressed Investment
  Strategies Fund, LLC                  18.71%  3.42%  0.16%  0.26% 1.02% 4.91%
------------------------------------    ------  -----  ----- -----  ----- -----
------------------------------------    ------  -----  ----- -----  ----- -----
Aetos Capital Long/Short Strategies
  Fund, LLC                              8.22%  2.59% -1.40% -0.22% 0.26% 1.21%
------------------------------------    ------  -----  ----- -----  ----- -----
------------------------------------    ------  -----  ----- -----  ----- -----
Aetos Capital Market Neutral Strategies
  Fund, LLC                              2.06%  1.43% -2.47% -0.65% 0.34% -1.39%
------------------------------------    ------  -----  ----- -----   ----- ----



    Chief Investment Officer                   For Information Please Contact:
    Anne Casscells     Menlo Park, CA          Andrea Bollyky (212) 201-2518
                                               abollyky@aetoscapital.com
                                               David Tonkovich    (212) 201-2532
                                               dtonkovich@aetoscapital.com





Aetos Capital, LLC - 875 Third Avenue - New York, NY 10022 - (212) 201-2500 Aetos Alternatives Management, LLC - 2180 Sand Hill Road, Menlo Park, CA 94025 - (650) 234-1860




Complete Performance History:

Aetos Capital Model Portfolios1

2004         Jan    Feb  Mar   Apr   May   Jun  Jul  Aug   Sep Oct  Nov Dec FY04


Con-         1.29%  0.46%  0.01% -0.56% -0.19% 0.23%  -   -  -   -    -  - 1.23%
servative

Bal-         1.48%  0.56% -0.04% -0.69% -0.18% 0.27%  -   -  -   -    -  - 1.41%
anced
Growth       1.79%  0.70% -0.10% -0.92% -0.15% 0.37%  -   -  -   -    -  - 1.68%



2003          Jan  Feb  Mar Apr May Jun  Jul  Aug  Sep    Oct    Nov   Dec  FY03

Conser-      1.05% 0.32% 0.40% 1.09% 1.97% 0.79% -0.54% 0.43% 1.20% 0.76%
  vative                                                      0.95% 0.71% 9.49%
Balanced     0.73% 0.17% 0.28% 1.34% 1.86% 1.03% -0.20% 0.58% 1.02% 1.02%
                                                              0.97% 0.85% 10.06%
Growth       0.28% -0.04% 0.11% 1.61% 1.72% 1.29% 0.22% 0.75% 0.76% 1.30%
                                                              0.99% 0.98% 10.42%

2002          Jan  Feb  Mar Apr May Jun  Jul  Aug  Sep     Oct   Nov   Dec  FY02

Conser-        -    -    -   -  -    -    -    -  -0.32% 0.12% 0.57% 1.02% 1.38%
  vative
Balanced       -    -    -   -  -    -    -    -  -0.44% 0.14% 0.53% 1.04% 1.26%
Growth         -    -    -   -  -    -    -    -  -0.59% 0.17% 0.40% 1.07% 1.04%

Aetos Capital SEC-Registered Funds2

2004  Jan   Feb   Mar   Apr   May   Jun   Jul  Aug  Sep    Oct   Nov    Dec FY04
Multi-Strategy
Arbitrage
      1.19% 0.35%  0.05%  0.32% -0.06% 0.19%  -   -   -   -   -      -   2.05%
Distressed
Invest-
ment  2.52% 0.58%  0.30%  0.16%  0.26% 1.02%  -   -   -   -   -      -   4.91%
Long/
Short 1.97% 0.94% -0.32% -1.40% -0.22% 0.26%  -   -   -   -   -      -   1.21%
Market
Neu-
tral  0.89% 0.31%  0.22% -2.47% -0.65% 0.34%  -   -   -   -   -      -  -1.39%

2003  Jan   Feb   Mar   Apr   May   Jun   Jul  Aug  Sep    Oct   Nov    Dec FY03
Multi-Strategy
Arbitrage
     1.66% 0.72% 0.92% 1.19% 2.02% 0.76% -0.65% 0.34% 1.43% 0.88% 1.27%
                                                                    1.01% 12.16%
Distressed
Invest-
ment 1.77% 0.68%  0.68% 2.56% 1.54% 2.27% 0.00% 0.69% 2.19% 1.87% 1.19%
                                                                    1.86% 18.71%
Long/Short
    -1.04% -0.65% -0.30% 1.83% 1.67% 1.25%  0.96% 1.03% -0.25% 1.54%  1.02%
                                                                    0.90%  8.22%
Market Neutral
     0.56% -0.33% -0.93% 0.36% 2.19% 0.48% -1.34% 0.30% 1.56% -0.21% -0.14%
                                                                   -0.43%  2.06%

2002            Jan  Feb Mar Apr May Jun Jul Aug  Sep   Oct   Nov    Dec    FY02
Multi-Strategy
 Arbitrage       -   -    -   -   -   -   -  - -0.20%  0.39%  1.21% 0.84%  2.25%
Distressed
 Investment      -   -    -   -   -   -   -  -  0.06% -0.30%  1.98% 1.21%  2.97%
Long/Short       -   -    -   -   -   -   -  - -1.10%  0.51% -0.33% 0.98%  0.04%
Market Neutral   -   -    -   -   -   -   -  - -0.14% -1.07% -1.22% 1.88% -0.58%

Notes to Performance Data:

1 The balanced, conservative and growth asset allocation investment programs are model portfolios. The model portfolios may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of each model portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for each model portfolio. Performance figures shown for all of the portfolios are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, the maximum level of fees that may be charged by Aetos Capital to any account. Performance figures are also net of all fund level fees and expenses. Past performance is not indicative of future returns.

2 Fund-specific returns are net of expenses and fees incurred at the Fund level and additional advisory fees at the separate account level such that the total investment advisory and performance fees (at the fund level and separate account level) netted from the returns are 1.00% of assets and 10% of Fund profits above the three month Treasury bill return, respectively, the maximum level of fees charged by Aetos to any account. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Returns do not reflect fees and expenses charged at the separate account level.
Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. Potential investors in absolute return vehicles are urged to familiarize themselves with these risks before investing.

For more complete information about the Aetos Capital SEC-Registered Funds, including information about fees, expenses and risk considerations, please contact David Tonkovich at (212) 201-2532 or dtonkovich@aetoscapital.com.

Aetos Capital, LLC - 875 Third Avenue - New York, NY 10022 - (212) 201-2500 Aetos Alternatives Management, LLC - 2180 Sand Hill Road - Menlo Park, CA 94025 - (650) 234-1860